Borrowings - Disclosure of detailed information about loans payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Borrowings [abstract]
Loans payable, balance at beginning of period	$ 2,687	$ 30,000
Assumed debt on acquisition of EMX	25,000	0
Repayments	(28,000)	(27,000)
Less: facility extension transaction costs	0	(362)
Amortization of transaction costs	129	49
Transaction costs reclassified to other debtors	184	0
Loans payable, balance at end of period	$ 0	$ 2,687